Allowance for Probable Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Recognized
Loans accounted for as troubled debt restructuring	$ 15,653	$ 20,358
Period of charge off for past due unsecured commercial loans	90 days
Total troubled debt restructuring	15,653	20,358
Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	31,765	31,255
Total impaired loans with no related allowance	44,406	44,638
Unpaid principal balance:
Total impaired loans with an allowance recorded	32,232	34,699
Total impaired loans with no related allowance recorded	46,262	45,986
Related Allowance	12,221	16,002
Average recorded investment:
Total impaired loans with an allowance recorded	33,286	31,244
Total impaired loans with no related allowance recorded	43,202	51,616
Interest Recognized
Total impaired loans with an allowance recorded	92	130
Total impaired loans with no related allowance recorded	444	374
Commercial
Interest Recognized
Loans accounted for as troubled debt restructuring	2,500	150
Total troubled debt restructuring	2,500	150
Commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	19,944	17,178
Total impaired loans with no related allowance	20,231	17,005
Unpaid principal balance:
Total impaired loans with an allowance recorded	20,026	17,177
Total impaired loans with no related allowance recorded	20,260	17,023
Related Allowance	9,112	12,234
Average recorded investment:
Total impaired loans with an allowance recorded	19,313	18,019
Total impaired loans with no related allowance recorded	18,563	16,778
Interest Recognized
Total impaired loans with an allowance recorded		38
Total impaired loans with no related allowance recorded	4	2
Commercial real estate: other construction and land development
Interest Recognized
Loans accounted for as troubled debt restructuring	2,254	8,860
Total troubled debt restructuring	2,254	8,860
Commercial real estate: other construction and land development | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	6,714	6,818
Total impaired loans with no related allowance	4,162	7,158
Unpaid principal balance:
Total impaired loans with an allowance recorded	6,949	6,825
Total impaired loans with no related allowance recorded	4,270	7,187
Related Allowance	1,890	852
Average recorded investment:
Total impaired loans with an allowance recorded	7,183	6,058
Total impaired loans with no related allowance recorded	4,882	18,164
Interest Recognized
Total impaired loans with no related allowance recorded	74	74
Commercial real estate: farmland and commercial
Interest Recognized
Loans accounted for as troubled debt restructuring	2,861	2,863
Total troubled debt restructuring	2,861	2,863
Commercial real estate: farmland and commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	5,107	7,259
Total impaired loans with no related allowance	9,059	8,779
Unpaid principal balance:
Total impaired loans with an allowance recorded	5,257	10,697
Total impaired loans with no related allowance recorded	10,562	9,949
Related Allowance	1,219	2,916
Average recorded investment:
Total impaired loans with an allowance recorded	6,790	7,167
Total impaired loans with no related allowance recorded	8,664	7,313
Interest Recognized
Total impaired loans with an allowance recorded	92	92
Commercial real estate: multifamily | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	835	295
Unpaid principal balance:
Total impaired loans with no related allowance recorded	835	295
Average recorded investment:
Total impaired loans with no related allowance recorded	363	322
Residential: first lien
Interest Recognized
Loans accounted for as troubled debt restructuring	5,313	4,887
Total troubled debt restructuring	5,313	4,887
Residential: first lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	5,840	6,153
Unpaid principal balance:
Total impaired loans with no related allowance recorded	6,034	6,258
Average recorded investment:
Total impaired loans with no related allowance recorded	6,293	4,860
Interest Recognized
Total impaired loans with no related allowance recorded	273	179
Residential: junior lien
Interest Recognized
Loans accounted for as troubled debt restructuring	1,371	1,631
Total troubled debt restructuring	1,371	1,631
Residential: junior lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	2,895	3,206
Unpaid principal balance:
Total impaired loans with no related allowance recorded	2,915	3,226
Average recorded investment:
Total impaired loans with no related allowance recorded	3,035	2,347
Interest Recognized
Total impaired loans with no related allowance recorded	90	99
Consumer Loan
Interest Recognized
Loans accounted for as troubled debt restructuring	1,354	1,531
Total troubled debt restructuring	1,354	1,531
Consumer Loan | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,384	1,606
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,386	1,612
Average recorded investment:
Total impaired loans with no related allowance recorded	1,402	1,380
Interest Recognized
Total impaired loans with no related allowance recorded	3	1
Foreign
Interest Recognized
Loans accounted for as troubled debt restructuring		436
Total troubled debt restructuring		436
Foreign | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance		436
Unpaid principal balance:
Total impaired loans with no related allowance recorded		436
Average recorded investment:
Total impaired loans with no related allowance recorded		452
Interest Recognized
Total impaired loans with no related allowance recorded		$ 19